INCOME TAXES	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11:INCOME TAXES

a.Deferred Tax Assets and Liabilities

The components of the Company’s deferred tax assets and liabilities as of December 31, 2020 and 2021 were as follows:

	As of December 31,
	2020	2021
	(U.S. $ in thousands)
Deferred tax assets:
Tax loss carryforwards	$17,543	$26,588
Research and development	7,132	7,796
Deferred revenue	1,480	1,562
Employee and payroll accrued expenses	1,335	1,485
Share-based compensation	389	1,174
Operating lease liability	4,947	4,446
Issuance expense	982	-
Other	89	104
Total deferred tax assets	33,897	43,155
Deferred tax liabilities:
Property and equipment, net	(289)	(292)
Deferred costs	(1,629)	(2,231)
Operating lease right-of-use asset	(4,212)	(3,390)
Total deferred tax liabilities	(6,130)	(5,913)

Total deferred tax assets, net	$27,767	$37,242

Less valuation allowance for deferred tax assets	(26,421)	(34,709)

Deferred tax assets	$1,346	$2,533

The Company’s deferred tax assets are classified entirely in the consolidated balance sheet as non-current assets.

Significant judgment is required in determining any valuation allowance recorded against deferred tax assets. In assessing the need for a valuation allowance, the Company considered all available evidence, including past operating results, the most recent projections for taxable income, and prudent and feasible tax planning strategies. The Company reassess its valuation allowance periodically and if future evidence allows for a partial or full release of the valuation allowance, a tax benefit will be recorded accordingly.

As of December 31, 2020 and 2021, the Company had recorded a full valuation allowance of $26,421 thousand and $34,709 thousand, respectively, with regard to its deferred taxes, consisting primarily of tax loss carryforwards generated in Israel.

A summary of the Company’s valuation allowance activity on deferred tax assets was as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Beginning balance	$8,762	$15,390	$26,421
Additions charged to income tax expense	6,628	11,031	8,288
Ending balance	$15,390	$26,421	$34,709

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TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The Company believes that all future profits of its subsidiaries will be indefinitely reinvested or that there is no expectation to distribute any taxable dividends from these subsidiaries.

b.Provision for Income Taxes

Loss (Income) before taxes on income for the years ended December 31, 2019, 2020 and 2021 were as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Israeli	29,560	$36,347	$39,904
Non-Israeli	(2,452)	(2,536)	(2,471)
	27,108	$33,811	$37,433

The components of taxes on income for the years ended December 31, 2019, 2020 and 2021 were as follows:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Current
Israeli	164	$336	$385
Non-Israeli	1,817	946	295
	1,981	1,282	680
Deferred
Israeli	-	-	-
Non-Israeli	(970)	313	(1,187)
	(970)	313	(1,187)
Total taxes on income	1,011	$1,595	$(507)

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TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A reconciliation of the theoretical tax benefit and actual taxes on income for the years ended December 31, 2019, 2020 and 2021 is set forth below:

	December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Loss before taxes on income	27,108	$33,811	$37,433
Statutory tax rate in Israel	23%	23%	23%
Theoretical tax benefit	6,235	7,777	8,610
Increase in income tax expense resulting from:
Effect of different tax rates applicable in foreign jurisdictions	(157)	(128)	(58)
Operating losses and other temporary differences for which valuation allowance was provided	(4,972)	(5,784)	(6,838)
Permanent differences	(2,162)	(3,017)	(1,132)
Uncertain tax position	(158)	(336)	(385)
Other	203	(107)	310
Actual taxes on income	(1,011)	$(1,595)	$507

Uncertain tax positions

Significant judgment is required in evaluating the Company’s tax positions and determining its provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. The Company establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Company believes that certain positions might be challenged despite its belief that its tax return positions are fully supportable. The Company adjusts these reserves in light of changing facts and circumstances, such as the outcome of a tax audit or changes in the tax law. The provision for income taxes includes the impact of reserve provisions and changes to reserves that are considered appropriate.

	Year ended December 31,
	2019	2020	2021
	(U.S. $ in thousands)
Balance at beginning of year	512	$670	$1,006
Additions for tax positions related to the current year	158	336	385
Balance at end of year	670	$1,006	$1,391

The Company is subject to income taxes in the U.S., Israel and certain other foreign jurisdictions. The Company files income tax returns in various jurisdictions with varying statutes of limitations. Tax returns of the U.S. subsidiary submitted in the United States through 2017 tax year are considered to be final following the completion of an Internal Revenue Service examination. Tax returns of the Israel entity submitted in Israel through the 2016 tax year are considered to be final following the completion of an Israeli Tax Authorities examination. The expiration of the statute of limitations related to the various other foreign and state income tax returns that the Company and its subsidiaries file vary by state and foreign jurisdiction.

Although the Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement, there is no assurance that the final tax outcome of its tax audits will not be different from that which is reflected in the Company's income tax provisions. Such differences could have a material effect on the Company's income tax provision, cash flow from operating activities and net income in the period in which such determination is made.

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TUFIN SOFTWARE TECHNOLOGIES LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

c.Basis of taxation

Company incorporated in the U.S. — tax rate of 21%.

Company incorporated in Germany — tax rate of 33%.

Company incorporated in UK — tax rate of 19%.

Company incorporated in France — tax rate of 33%.

Tax rates in Israel

Company incorporated in Israel — tax rate of 23%.

Tax benefits in Israel

Under Israel law, including Amendment No. 60 to the Israel law, the Company may be entitled to various tax benefits such as “approved enterprise” or “benefited enterprise” status, subject to meeting certain conditions, including generating taxable income. As of December 31, 2021, the Company does not anticipate taxable income in the foreseeable future.

The main potential tax benefits available are the following:

1)In respect of income derived from the benefited enterprises, the Company is entitled to tax exempt during a period of two years from the year in which the Company first earns taxable income (limited to twelve years from the commencement date).

2)In the event of distribution of a cash dividend from income which was tax exempt as above, the Company would have to pay 25% tax in respect of the amount distributed.

3)Entitlement to the above benefits is conditioned upon the Company’s fulfilling the conditions stipulated by the above law, regulations published thereunder and the certificate of approval for the specific investments in approved enterprises or benefited enterprises. In the event of failure to comply with these conditions, the benefits may be cancelled, and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest.

Israel tax loss carryforwards

Accumulated losses for tax purposes as of December 31, 2021 amounted to approximately $110 million and were generated in Israel. These losses may be carried forward and offset against taxable income in the future for an indefinite period. A full valuation allowance was created against the Company’s deferred tax assets generated in Israel, consisting mostly of net operating loss carryovers. Management currently believes that it is more likely than not that the deferred taxes generated in Israel will not be realized in the foreseeable future.